Credit Risk - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) MortgageLoan	Dec. 31, 2018 GBP (£) MortgageLoan
Disclosure of internal credit grades [line items]
Advances and flexible mortgage drawdowns	£ 1,300.0	£ 1,500.0
Maximum exposure to credit risk	£ 79,125.0	87,745.0
Percenatage of reverse repos to exposure	100.00%
Credit risk [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	£ 270,900.0	265,500.0
Credit risk [member] | Accumulated impairment [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(800.0)	(700.0)
Credit risk [member] | Off Balance Sheet [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	41,500.0	41,600.0
Credit risk [member] | Off Balance Sheet [member] | Accumulated impairment [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(100.0)	(100.0)
Mortgages [member]
Disclosure of internal credit grades [line items]
Parts of the loans in negative equity that were effectively uncollateralised	127.0	170.0
Consumer loans	2.0	2.0
Corporate loans [member] | Loans and advances to customers [Member] | Off Balance Sheet [member] | Accumulated impairment [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	100.0
Internal Remortgages [member]
Disclosure of internal credit grades [line items]
Internal remortgages	£ 31,600.0	£ 27,200.0
Greater Than 2.0m [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Number of individual mortgage loans | MortgageLoan	76	57
New business number of individual mortgage loans | MortgageLoan	32	9